EQ ADVISORS TRUST

SUPPLEMENT DATED FEBRUARY 24, 2006

TO THE PROSPECTUS DATED MAY 1, 2005

This Supplement updates the Prospectus of EQ Advisors Trust (“Trust”) dated May 1, 2005, as supplemented. You may obtain a copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

Information Regarding EQ/Alliance Large Cap Growth Portfolio

The following updates information regarding the EQ/Alliance Large Cap Growth Portfolio (“Portfolio”) and should replace the second paragraph in the section entitled “Who Manages the Portfolio.”

Effective February 15, 2006, the management and investment decisions for the Portfolio will be made by Alliance Capital’s US Large Cap Growth Team, which is responsible for management of all US Large Cap Growth accounts. The US Large Cap Growth Investment Team relies heavily on the fundamental analysis and research of Alliance Capital’s internal research staff. The five members of the US Large Cap Growth team with the most significant responsibility for the day-to-day management of the Portfolio are: James G. Reilly, David P. Handke, Michael Reilly, Scott Wallace and Syed Hasnain.

James G. Reilly, Executive Vice President, has served as Team Leader for the US Large Cap Growth team since 2003. Mr. Reilly joined Alliance Capital in 1985 as a quantitative and fundamental research analyst and has had portfolio management responsibilities since 1988.

David P. Handke, Senior Vice President and Portfolio Manager, joined Alliance Capital in 1984 as a US Large Cap Growth portfolio manager.

Michael Reilly, Senior Vice President and Portfolio Manager, joined Alliance Capital in 1992 as a member of the US Large Cap Growth team.

Scott Wallace, Senior Vice President and Portfolio Manager, joined Alliance Capital in 2001 as a US Large Cap Growth portfolio manager. Prior to joining Alliance Capital, he was with JP Morgan for 15 years, where he was a managing director and held a variety of roles in the US and abroad.

Syed J. Hasnain, Senior Vice President and Portfolio Manager, joined Alliance Capital in 1994 as a US Large Cap Growth portfolio manager.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s) ownership of shares of the Portfolio to the extent applicable.

EQ ADVISORS TRUST

SUPPLEMENT DATED FEBRUARY 24, 2006 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2005, AS REVISED AUGUST 26, 2005 AND

SUPPLEMENTED SEPTEMBER 12, 2005

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The purpose of this Supplement is to provide you with information regarding a change of portfolio manager (“Manager”) to the EQ/Alliance Large Cap Growth Portfolio of the Trust.

In Appendix C, with regards to the portfolio manager information for Alliance Capital Management, LP, the rows of information pertaining to EQ/Alliance Large Cap Growth Portfolio and referring to Thomas Kamp and the other accounts he manages as well as the row of information pertaining to Mr. Kamp’s “Ownership of Securities of the Funds as of December 31, 2004” are deleted and replaced with by the following information.

EQ ADVISORS TRUST

Portfolio Manager Information

Alliance Capital Management L.P.

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Adviser managed by the portfolio
manager and the total assets in the accounts managed within
	each category, as of December 31, 2004.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
EQ/Alliance Large Cap Growth
James G. Reilly	0	0	0	0	21	4,306	0	0	0	0	0	0
David P. Handke	0	0	0	0	94	5,173	0	0	0	0	1	235
Michael Reilly	1	52	0	0	17	2,335	0	0	0	0	0	0
Scott Wallace	1	1,002	1	147	17	4,188	0	0	0	0	3	490
Syed J. Hasnain	2	291	0	0	7	1,207	0	0	0	0	1	120

Ownership of Securities of the Fund as of December 31, 2004

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
James G. Reilly	X
David P. Handke	X
Michael Reilly	X
Scott Wallace	X
Syed J. Hasnain	X